Cover	Apr. 05, 2024
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO.1
Entity Registrant Name	NIKA PHARMACEUTICALS, INC.
Entity Central Index Key	0001145604
Entity Primary SIC Number	2834
Entity Tax Identification Number	90-0292940
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	2269 Merrimack Valley Avenue
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89044
City Area Code	702
Local Phone Number	326-3615
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	VentureVest Capital Corporation 558 Castle Pines Parkway B-4 Suite
Entity Address, City or Town	Castle Pines
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80108
City Area Code	(303)-730-7939
Local Phone Number	730-7939